Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share Based Compensation [Abstarct]
Schedule of the Option Activity	A summary of the option activity for the years ended December 31, 2023, 2022 and 2021 and changes during the period is presented below:
	Number of share options(1)	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value

Outstanding, January 1, 2023	272,126	21.54	10.83

Granted	403,820	2.68
Exercised	(791)	20.90		-
Modified	(248,095)	21.74
Outstanding, December 31, 2023	427,060	3.59	9.28	-
Exercisable, December 31, 2023	420,157	3.43	9.42	-
	Number of share options(1)	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value

Outstanding, January 1, 2022	127,404	31.91	11.01

Granted	153,146	13.40	12.30
Exercised	(6,721)	25.25		-
Forfeited	(1,268)	28.11
Cancelled	(435)	116.71
Outstanding, December 31, 2022	272,126	21.54	10.83	-
Exercisable, December 31, 2022	89,300	32.71	9.64	-
	Number of share options(1)	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value

Outstanding, January 1, 2021	71,756	37.63	11.22

Granted	75,235	27.60	12.29
Exercised	(19,037)	36.52		-
Forfeited	(550)	29.00
Outstanding, December 31, 2021	127,404	31.91	11.01	-
Exercisable, December 31, 2021	31,456	42.62	9.63	-
(1)	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.

Schedule of Each Stock Option Award is Estimated on the Date of Grant Using the Black-Scholes Option Pricing Model	The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model under the following assumptions.
	Granted in 2023	Granted in 2022	Granted in 2021
Expected volatility	170.10%	89.55%	97.70%
Risk-free interest rate	3.48%	1.86%	1.64%
Expected term from grant date (in years)	5.25	5.63-6.41	5.62-6.41
Dividend rate	-	-	-
Dilution factor	1	1	1
Fair value	$2.68	$9.74 - $10.16	$25.11 - $26.01